Offerings - Offering: 1	Apr. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.001 par value
Amount Registered | shares	415,000
Proposed Maximum Offering Price per Unit	30.56
Maximum Aggregate Offering Price	$ 12,682,400.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,751.44
Offering Note	1 Proposed Maximum Aggregate Offering Price Per Unit: Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act on the basis of the average between the high and low sales prices for shares of common stock of the Registrant as reported on the New York Stock Exchange on April 20, 2026. Amount Registered: Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement (the "Registration Statement") shall also cover any additional shares of Common Stock of MarineMax, Inc. (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of outstanding shares of the Registrant's common stock.